Goodwill (Details) - Schedule of Goodwill ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Shenzhen Yidian [Member]
Schedule of Goodwill [Line Items]
Net Goodwill
Fair value	175,860
Carrying Value	187,829
Shenzhen Yitian One [Member]
Schedule of Goodwill [Line Items]
Net Goodwill
Fair value	203,596
Carrying Value	203,596
Guoyu [Member]
Schedule of Goodwill [Line Items]
Net Goodwill
Fair value	159
Carrying Value	¥ 159